INVENTORIES - Inventories By Type (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about inventory [Line Items]
Ore in stockpiles	$ 3,052	$ 2,956
Current inventories	1,942	1,782
Loulo-Gounkoto [Member]
Disclosure of detailed information about inventory [Line Items]
Current finished goods	92
Gold
Disclosure of detailed information about inventory [Line Items]
Ore in stockpiles	2,847	2,780
Ore on leach pads	470	575
Current production supplies	707	668
Current work in progress	136	148
Current finished goods	258	119
Inventories	4,418	4,290
Non-current ore in stockpiles and on leach pads	2,616	2,616
Current inventories	1,802	1,674
Copper
Disclosure of detailed information about inventory [Line Items]
Ore in stockpiles	205	176
Ore on leach pads	0	0
Current production supplies	52	43
Current work in progress	0	0
Current finished goods	50	11
Inventories	307	230
Non-current ore in stockpiles and on leach pads	167	122
Current inventories	$ 140	$ 108